Financial instruments - Summary of Maximum Exposure to Credit Risk for Trade Receivables (Details) - Trade receivables - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Financial instruments
Maximum exposure to credit risk	$ 16,025	$ 16,060
Gross carrying amount
Financial instruments
Maximum exposure to credit risk	17,394	17,626
Expected credit loss provision
Financial instruments
Maximum exposure to credit risk	(1,369)	(1,566)
0-30 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	12,229	11,759
31-90 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	2,995	3,313
Greater than 90 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	$ 2,170	$ 2,554